LEASES - Future Minimum Noncancellable Lease Payments (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
2024	$ 118,058
2025	471,239
2026	485,402
2027	499,980
2028	514,946
Thereafter	530,391
Total operating lease payments (undiscounted)	2,620,016
Less: Imputed interest	(705,231)
Lease liability as of December 31, 2023	$ 1,914,785	$ 77,395